SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	19,935,103	17,322,579	18,086,712	15,839,542
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	670,000	726,667	713,333	980,667
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities			8,245,190	7,780,190
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	11,019,913	8,145,722	9,128,189	7,078,685